Fair Value - Schedule of fair value of cash equivalents and marketable securities (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Financial assets:
Total financial assets	$ 30,122
Money Market Funds [Member]
Financial assets:
Total financial assets	3,755
Reverse repurchase agreements [Member]
Financial assets:
Total financial assets	3,000
Commercial Paper [Member]
Financial assets:
Total financial assets	8,961
Corporate Debt Securities [Member]
Financial assets:
Total financial assets	14,406
Fair Value, Inputs, Level 1 [Member]
Financial assets:
Total financial assets	3,755
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Financial assets:
Total financial assets	3,755
Fair Value, Inputs, Level 2 [Member]
Financial assets:
Total financial assets	26,367
Fair Value, Inputs, Level 2 [Member] | Reverse repurchase agreements [Member]
Financial assets:
Total financial assets	3,000
Fair Value, Inputs, Level 2 [Member] | Commercial Paper [Member]
Financial assets:
Total financial assets	8,961
Fair Value, Inputs, Level 2 [Member] | Corporate Debt Securities [Member]
Financial assets:
Total financial assets	$ 14,406